Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended							12 Months Ended
	Aug. 14, 2023	Dec. 23, 2022	Jul. 04, 2022	Jun. 03, 2022	Jan. 12, 2022	Dec. 13, 2021	May 09, 2021	Mar. 07, 2021	Aug. 01, 2020	Feb. 19, 2023	Jul. 18, 2022	Mar. 23, 2022	Apr. 28, 2021	Jan. 31, 2021	Jan. 27, 2021	Oct. 28, 2020	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Shareholders’ Equity (Details) [Line Items]
Total share purchase agreement (in Dollars)															$ 7,500
Total investment (in Dollars)															$ 15,000
Ordinary shares															11,485,697
Shares price (in Dollars per share)		$ 1.65
Discount on average closing price percentage															20.00%
Amount received (in Dollars)							$ 6,000	$ 9,000
Total investment percentage								60.00%
Shares issued				1,034,000
Due securities approval amount (in Dollars)															$ 6,000
Gross raised amount (in Dollars)						$ 16,994
Ordinary shares				1,034,000		3,892,152
Shares offered						578,325
Received proceeds amount (in Dollars)						$ 15,966
Restricted ordinary shares issued											21,000
Granted options amount (in Dollars)	$ 50,000	$ 14,500																$ 13,569	[1]	$ 12,400	[2]
Aggregate ordinary shares		8,787,880
Proceeds of received amount (in Dollars)		$ 13,569
Reverse stock split																	Accordingly, all option numbers, share numbers, share prices, exercise prices and losses per share were adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 8-for-1 reverse stock split.
Aggregate intrinsic value																	244,926
Exercisable options aggregate intrinsic value (in Dollars)																	$ 92
Granted per share (in Dollars per share)																	$ 1.12
Granted options shares			55,222		1,720,660					1,107,940		30,434	8,929
Options, number of underlying shares			55,222		1,720,660							30,434	8,929
Price per share (in Dollars per share)			$ 1.78		$ 3.61							$ 2.73	$ 5.76
Years from date of grant									10 years	4 years		10 years	10 years	10 years		10 years
Aggregate ordinary shares										1,107,940
Share options										41,412
Exercise price per share (in Dollars per share)										$ 1.37
Non-vested share options grant (in Dollars)																	$ 1,229
Remaining vesting period																	3 years 7 months 6 days
Pre-funded warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares				0.001		1,034,000
Price public per share (in Dollars per share)						$ 3.449
Exercise price warrant per share (in Dollars per share)						0.001
Granted options amount (in Dollars)																			[1]		[2]
Aggregate ordinary shares																			[1]		[2]
Options [Member]
Shareholders’ Equity (Details) [Line Items]
Granted options shares																	1,157,940	1,806,316		108,929
Price per share (in Dollars per share)																	$ 1.29	$ 3.3		$ 2.02
Years from date of grant										10 years
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Price public per share (in Dollars per share)						$ 3.45
Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Share options										641,836
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)	$ 1.22
Aggregate ordinary shares	50,000
Board of Directors Chairman [Member]
Shareholders’ Equity (Details) [Line Items]
Share options										172,321
Six officers [Member]
Shareholders’ Equity (Details) [Line Items]
Share options										252,371
Employees [Member]
Shareholders’ Equity (Details) [Line Items]
Granted options shares					942,994
Epoch Partner Investments Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total share purchase agreement (in Dollars)															4,000
Clover Wolf Capital Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total share purchase agreement (in Dollars)															3,100
Clover Alpha L.P [Member]
Shareholders’ Equity (Details) [Line Items]
Total share purchase agreement (in Dollars)															$ 400
Investor [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)															$ 1.304
Shares issued							4,594,279
Investor [Member] | First Tranche [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued								6,891,418
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Granted options shares					333,992							13,720	4,319
Chief Executive Officer [Member] | Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Options exercise description														the Company granted 100,000 options to purchase an aggregate of 100,000 ordinary shares to a member of the Company’s Board of directors, at an exercise price of $1.60 per share. The options will vest as follows: a.25,000 options - a quarter after one year, and the rest will vest in 12 equal quarterly installments over a period of three years from December 13, 2020. b.75,000 options- based on target achievement: i.37,500 options will vest and become exercisable, on the date of receipt by the company of two regulatory approvals in China from the NMPA (National Medical Products Administration) for the marketing and sale of ProSense product and for the sale of probes of the company, and no later than December 31, 2022. On December 31, 2022, the 37,500 options were forfeited since the two regulatory approvals were not received. ii.37,500 options will vest and become exercisable, with the sale of Systems and Probes as determined in the options agreement in one calendar year in China, and no later than the end of 2024.The options are exercisable for 10 years from the date of grant.
Six officers [Member]
Shareholders’ Equity (Details) [Line Items]
Granted options shares					443,674							16,714	4,610

[1]	Net of issuance cost of approximately $931
[2]	Net of issuance cost of approximately $1,028